UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: May 31

Date of reporting period: February 28, 2005

ITEM 1.    SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

FEBRUARY 28, 2005

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (b)(c) - 26.7%
	Federal Home Loan Mortgage Corporation (FHLMC) Gold:
$70,000,000	5.000%, 30 year	$69,081,250
10,000,000	5.500%, 30 year	10,096,880
10,000,000	6.000%, 30 year	10,268,750
	Federal National Mortgage Association (FNMA):
40,000,000	4.500%, 30 year	38,487,520
20,000,000	5.500%, 30 year	20,168,760
55,000,000	6.000%, 30 year	56,426,590

	TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $201,549,221)	204,529,750

CORPORATE BONDS & NOTES - 29.7%
Basic Industries - 5.5%
1,200,000	Ainsworth Lumber Co. Ltd., Sr. Notes, 7.250% due 10/1/12 (d)	1,236,000
475,000	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	490,437
750,000	Aleris International Inc., Sr. Secured Notes, 10.375% due 10/15/10	851,250
700,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	726,250
	Appleton Papers Inc.:
375,000	Sr. Notes, 8.125% due 6/15/11	398,437
375,000	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	404,063
1,750,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B,
	10.750% due 7/1/11 (e)(f)	997,500
715,000	BCP Crystal U.S. Holdings, Corp., Sr. Sub. Notes,
	9.625% due 6/15/14 (d)	829,400
1,250,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	1,431,250
300,000	Borden U.S. Finance Corp., Sr. Secured Notes, 9.000% due 7/15/14 (d)	335,250
800,000	Bowater Inc., Debentures, 9.500% due 10/15/12	935,365
1,500,000	Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10	1,526,250
750,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	870,000
1,200,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	1,242,000
1,000,000	Huntsman Advanced Materials LLC, Sr. Secured Notes,
	11.000% due 7/15/10 (d)	1,182,500
762,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09	804,862
525,000	IPSCO Inc., Sr. Notes, 8.750% due 6/1/13	597,187
50,000	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	54,750
341,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14	417,725
275,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	298,375
1,250,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	1,390,625
1,500,000	Koppers Inc., Sr. Secured Notes, 9.875% due 10/15/13	1,717,500
1,425,000	Lyondell Chemical Co., Sr. Secured Notes, Series A, 9.625% due 5/1/07	1,567,500
1,000,000	Millennium America Inc., Sr. Notes, 9.250% due 6/15/08	1,117,500
200,000	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	221,000
925,000	Mueller Holdings Inc., Discount Notes, zero coupon until 4/15/09,
	14.750% thereafter, due 4/15/14	672,938
1,125,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	1,248,750
1,375,000	NewMarket Corp., Sr. Notes, 8.875% due 5/1/10	1,519,375

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Basic Industries - 5.5% (continued)
$600,000	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (d)	$624,000
775,000	OM Group, Inc., Sr. Sub. Notes, 9.250% due 12/15/11	837,000
1,575,000	Owens-Illinois Inc., Sr. Notes, 7.350% due 5/15/08	1,661,625
1,450,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	1,645,750
	Pliant Corp.:
	Sr. Secured Notes:
100,000	11.125% due 9/1/09	108,500
400,000	Zero coupon until, 12/15/06, 11.125% thereafter, due 6/15/09	378,000
225,000	Sr. Sub. Notes, 13.000% due 6/1/10	221,063
600,000	PQ Corp., Sr. Sub. Notes, 7.500% due 2/15/13 (d)	624,750
1,500,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,327,500
750,000	Resolution Performance Products, Inc., Sr. Sub. Notes, 13.500% due 11/15/10	826,875
1,575,000	Rhodia S.A., Sr. Sub. Notes, 8.875% due 6/1/11	1,641,938
	Smurfit-Stone Container Enterprises Inc., Sr. Notes:
950,000	9.750% due 2/1/11	1,039,063
1,000,000	8.375% due 7/1/12	1,087,500
25,000	Stone Container Finance Company of Canada II., Sr. Notes, 7.375% due 7/15/14	26,406
1,400,000	Tekni-Plex, Inc., Sr. Sub. Notes, Series B, 12.750% due 6/15/10	1,253,000
1,129,000	United Agri Products., Sr. Notes, 9.000% due 12/15/11 (d)	1,224,965
894,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	1,001,280
1,150,000	Wolverine Tube, Inc., Sr. Notes, 10.500% due 4/1/09	1,230,500

		41,843,754

Consumer Cyclicals - 2.4%
1,100,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10	1,138,500
2,000,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	2,150,000
1,600,000	Cinemark Inc., Sr. Discount Notes, zero coupon until 3/15/09,
	9.750% thereafter, due 3/15/14	1,204,000
875,000	Denny’s Corp., Sr. Notes, 10.000% due 10/1/12 (d)	955,937
	Eye Care Centers of America, Inc., Sr. Sub. Notes:
2,000,000	6.280% due 5/1/08 (g)	2,015,000
325,000	9.125% due 5/1/08	336,505
375,000	10.750% due 2/15/15 (d)	372,187
675,000	FelCor Lodging L.P., Sr. Notes, 9.000% due 6/1/11	766,969
800,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12	776,000
600,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (d)	609,000
2,275,000	Host Marriott L.P., Sr. Notes, 7.125% due 11/1/13	2,428,562
1,100,000	Interface, Inc., Sr. Sub. Notes, 9.500% due 2/1/14	1,201,750
1,000,000	John Q. Hammons Hotels L.P., 1st Mortgage, Notes, Series B,
	8.875% due 5/15/12	1,118,750
75,000	LCE Acquisition Corp., 9.000% due 8/1/14 (d)	78,938
	Levi Strauss & Co., Sr. Notes:
225,000	12.250% due 12/15/12	258,750
900,000	9.750% due 1/15/15 (d)	952,875
1,000,000	MeriStar Hospitality Operating Partnership, L.P., Sr. Notes,
	10.500% due 6/15/09	1,090,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Consumer Cyclicals - 2.4% (continued)
	Six Flags, Inc., Sr. Notes:
$250,000	9.750% due 4/15/13	$238,750
200,000	9.625% due 6/1/14	188,500
275,000	9.625% due 6/1/14 (d)	259,188

		18,140,161

Consumer Non-Cyclicals - 6.3%
925,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10	666,000
605,674	Ahold Lease U.S.A., Inc., Pass-Through Certificates, Series A-1,
	7.820% due 1/2/20	674,191
1,100,000	AmeriPath, Inc., Sr. Notes, 10.500% due 4/1/13	1,149,500
337,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	338,685
725,000	Athena Neurosciences Finance LLC, Sr. Notes, 7.250% due 2/21/08	670,625
625,000	Bear Creek Corp., Sr. Notes, 9.000% due 3/1/13 (d)	643,750
650,000	Caesars Entertainment Inc., Sr. Sub. Notes, 8.875% due 9/15/08	736,937
575,000	Choctaw Resort Development Enterprise., Sr. Notes, 7.250% due 11/15/19 (d)	595,125
775,000	Community Health Systems Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (d)	783,719
575,000	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	606,625
1,225,000	DEL Laboratories, Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (d)	1,215,812
1,500,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	1,455,000
1,125,000	Dole Food Co. Inc., Sr. Notes, 8.875% due 3/15/11	1,223,437
80,000	Elan Pharmaceutical Investments, III Ltd., Notes, Series B,
	7.720% due 3/15/05	78,800
585,000	Elizabeth Arden, Inc., Sr. Secured Notes, Series B, 11.750% due 2/1/11	655,931
750,000	Extendicare Health Services, Inc., Sr. Notes, 9.500% due 7/1/10	830,625
1,075,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	1,187,875
750,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	819,375
	HCA Inc.:
2,025,000	Debentures, 7.050% due 12/1/27	1,988,461
400,000	Notes, 6.375% due 1/15/15	407,985
825,000	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (d)	841,500
1,400,000	Hines Nurseries, Inc., Sr. Notes, 10.250% due 10/1/11	1,536,500
2,500,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08	2,112,500
1,675,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	1,829,937
1,625,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12	1,259,375
1,375,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	1,636,250
425,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11	437,750
1,150,000	Isle of Capri Casinos, Inc., Sr. Sub. Notes, 7.000% due 3/1/14	1,198,875
990,000	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	1,145,925
375,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14	386,250
975,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (d)	970,125
415,000	Medical Device Manufacturing Inc., Sr. Sub. Notes, 10.000% due 7/15/12 (d)	454,425
	MGM MIRAGE, Sr. Notes:
1,600,000	6.750% due 9/1/12	1,700,000
675,000	5.875% due 2/27/14	676,688

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Consumer Non-Cyclicals - 6.3% (continued)
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
$550,000	7.125% due 8/15/14	$575,438
625,000	6.875% due 2/15/15	643,750
775,000	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (d)	823,438
	Pinnacle Entertainment, Inc., Sr. Sub. Notes:
1,000,000	8.250% due 3/15/12	1,072,500
800,000	8.750% due 10/1/13	884,000
600,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13	549,000
667,000	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	775,388
525,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	552,563
1,150,000	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12	1,204,625
	Simmons Bedding Co.:
1,375,000	Sr. Discount Notes, zero coupon until 12/15/09, 10.000% thereafter, due 12/15/14 (d)	900,625
350,000	Sr. Sub. Notes, 7.875% due 1/15/14	366,625
1,125,000	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	1,191,094
250,000	Swift & Co., Sr. Notes, 10.125% due 10/1/09	280,625
1,061,000	Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes,
	10.250% due 8/15/10	1,214,845
	Tenet Healthcare Corp.:
125,000	Notes, 7.375% due 2/1/13	119,063
	Sr. Notes.:
1,250,000	6.500% due 6/1/12	1,159,375
525,000	9.875% due 7/1/14 (d)	561,750
2,000,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (d)	2,200,000
650,000	Vanguard Health Holding Co. I LLC, Sr. Discount Notes, zero coupon until 10/1/09, 11.250% thereafter, due 10/1/15	476,125

		48,465,387

Energy - 3.4%
1,350,000	Chesapeake Energy Corp., Sr. Notes, 6.375% due 6/15/15 (d)	1,434,375
1,100,000	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (d)	1,155,000
	Dynegy Holdings Inc., Sr. Secured Notes.:
3,000,000	9.160% due 7/15/08 (d)(g)	3,266,250
350,000	10.125% due 7/15/13 (d)	400,750
	El Paso Corp.:
125,000	Notes, 7.875% due 6/15/12	132,500
	Sr. Notes:
2,050,000	7.375% due 12/15/12	2,106,375
1,400,000	7.750% due 1/15/32	1,417,500
600,000	Holly Energy Partners, L.P., Sr. Notes, 6.250% due 3/1/15 (d)	606,000
812,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	929,740
	PEMEX Project Funding Master Trust:
5,000,000	8.625% due 12/1/23 (d)	6,012,500
800,000	9.500% due 9/15/27 (d)	1,046,000
3,625,000	Petronas Capital Ltd., 7.875% due 5/22/22 (d)	4,580,053
275,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	307,313
575,000	Texas Genco LLC, Sr. Notes, 6.875% due 12/15/14 (d)	616,688

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Energy - 3.4% (continued)
	The Williams Cos., Inc., Notes:
$1,000,000	7.625% due 7/15/19	$1,160,000
950,000	8.750% due 3/15/32	1,206,500

		26,377,544

Housing Related - 0.3%
125,000	Collins & Aikman Floor Coverings Inc., Sr. Sub. Notes, Series B, 9.750% thereafter, due 2/15/10	135,625
1,400,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11	1,512,000
450,000	Nortek Inc., Sr. Sub.Notes, 8.500% due 9/1/14	461,250

		2,108,875

Manufacturing - 2.3%
550,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	607,750
1,150,000	DRS Technologies Inc., Sr. Sub. Notes, 6.875% due 11/1/13 (d)	1,213,250
1,350,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	1,113,750
2,450,000	Ford Motor Co., Notes, 7.450% due 7.450% due 7/16/31	2,368,929
200,000	General Binding Corp., Sr. Sub. Notes, 9.375% due 6/1/08	199,000
	General Motors Acceptance Corp., Notes:
250,000	6.750% due 12/1/14	240,911
1,775,000	8.000% due 11/1/31	1,785,446
2,225,000	General Motors Corp., Debentures, 8.375% due 7/15/33	2,191,474
750,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	802,500
550,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	537,625
650,000	Moog Inc., Sr. Sub. Notes, 6.250% due 1/15/15	669,500
800,000	Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13	830,000
	Sequa Corp., Sr. Notes.:
225,000	9.000% due 8/1/09	250,875
1,250,000	Series B, 8.875% due 4/1/08	1,368,750
75,000	Tenneco Automotive Inc., Sr. Sub. Notes, 8.625% due 11/15/14 (d)	80,250
375,000	The Titan Corp., Sr. Sub. Notes, 8.000% due 5/15/11	405,000
892,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	1,012,420
	Wesco Distribution, Inc., Sr. Sub. Notes:
1,000,000	9.125% due 6/1/08	1,030,420
990,000	Series B, 9.125% due 6/1/08	1,020,116

		17,727,966

Media-Cable - 4.0%
	Cablevision Systems Corp., Sr. Notes:
1,825,000	6.669% due 4/1/09 (d)(g)	2,044,000
1,450,000	8.000% due 4/15/12 (d)	1,638,500
3,487,678	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/1512 (d)	3,775,411
	Charter Communications Holdings, LLC:
2,500,000	Sr. Discount Notes, zero coupon until 5/15/06,	1,806,250
	11.750% thereafter, due 5/15/11
	Sr. Notes:
650,000	8.250% due 4/1/07	611,000
1,500,000	10.000% due 5/15/11	1,233,750

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Media-Cable - 4.0% (continued)
$1,050,000	Dex Media Inc., Discount Notes, zero coupon until 11/15/08, 9.000% thereafter, due 11/15/13	$832,125
1,367,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,575,467
2,100,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	2,383,500
1,650,000	EchoStar DBS Corp., Sr. Notes, 6.625% due 10/1/14 (d)	1,703,625
1,300,000	Houghton Mifflin Co., Sr. Discount Notes, zero coupon until 10/15/08, 11.500% thereafter, due 10/15/13	923,000
1,000,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	1,092,500
500,000	Interep National Radio Sales, Inc., Sr. Sub. Notes, Series B, 10.000% due 7/1/08	398,750
1,000,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,115,000
525,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	583,406
275,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	288,063
850,000	NextMedia Operating, Inc., Sr. Sub. Notes, 10.750% due 7/1/11	949,875
175,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14 (d)	199,938
1,100,000	PanAmSat Corp., Sr. Notes, 9.000% due 8/15/14	1,215,500
1,850,000	Radio One, Inc., Sr. Sub. Notes, 6.375% due 2/15/13 (d)	1,896,250
1,000,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12	1,177,500
1,100,000	Rogers Cable Inc., Sr. Secured Notes, 7.875% due 5/1/12	1,223,750
575,000	Sinclair Broadcast Group Inc., Sr. Sub. Notes, 8.000% due 3/15/12	612,375
1,200,000	Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14	1,194,000

		30,473,535

Services/Other - 1.3%
985,000	Advanstar Communications Inc., Sr. Secured Notes, 10.294% due 8/15/08 (g)	1,044,100
225,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11	236,531
	Allied Waste North America, Inc., Series B:
900,000	Sr. Notes, 7.375% due 4/15/14	868,500
1,400,000	Sr. Secured Notes, 9.250% due 9/1/12	1,554,000
	Cenveo Corp.,
425,000	Sr. Notes, 9.625 due 3/15/12	469,625
825,000	Sr. Sub. Notes, 7.875 due 12/1/13	771,375
1,225,000	DI Finance LLC, Sr. Sub. Notes, 9.500% due 2/15/13 (d)	1,267,875
	Iron Mountain Inc., Sr. Sub. Notes:
375,000	8.250% due 7/1/11	384,525
750,000	8.625% due 4/1/13	789,375
1,225,000	7.750% due 1/15/15	1,252,563
1,375,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	1,237,500

		9,875,969

Technology - 0.5%
	Amkor Technology, Inc.,
1,150,000	Sr. Notes, 9.250% due 2/15/08	1,132,750
400,000	Sr. Sub. Notes, 10.500% due 5/1/09	379,000
2,625,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	2,510,156

		4,021,906

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
Telecommunications - 2.3%
	Alamosa (Delaware), Inc.:
$679,000	Sr. Discount Notes, zero coupon until 7/31/05, 12.000% thereafter, due 7/31/09	$743,505
487,000	Sr. Notes, 11.000% due 7/31/10	572,225
277,000	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	292,235
900,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	1,148,625
375,000	Centennial Cellular Communication Corp., Sr. Notes, 10.125% due 6/15/13	436,875
	Crown Castle International Corp., Sr. Notes:
675,000	7.500% due 12/1/13	735,750
1,000,000	Series B, 7.500% due 12/1/13	1,090,000
250,000	Dobson Cellular Systems Inc., Sr. Secured Notes, 9.875% due 11/1/12 (d)	266,250
900,000	Intelsat Ltd., Sr. Discount Notes, zero coupon until 2/1/10,
	9.250% thereafter, due 2/1/15 (d)	605,250
300,000	Intelsat (Bermuda) Ltd., Sr. Notes, 7.805% due 1/15/12 (d)(g)	309,750
1,700,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	1,914,625
175,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	192,500
	Qwest Services Corp., Notes:
1,000,000	14.000% due 12/15/10 (d)	1,192,500
2,875,000	14.500% due 12/15/14 (d)	3,622,500
1,125,000	Rogers Wireless Communications Inc., Sr. Secured Notes, 7.500% due 3/15/15	1,237,500
	SBA Communications Corp.:
275,000	Sr. Discount Notes, zero coupon until 12/15/07,	242,000
	9.750% thereafter, due 12/15/11
900,000	Sr. Notes, 8.500% due 12/1/12 (d)	976,500
700,000	UbiquiTel Operating Co., Sr. Notes, 9.875% due 3/1/11 (d)	794,500
700,000	U.S. Unwired Inc., Sr. Secured Notes, Series B, 10.000% due 6/15/12	798,000
775,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	903,844

		18,074,934

Transportation - 0.1%
	Continental Airlines, Inc., Pass-Through Certificates:
296,013	Series 974C, 6.800% due 7/2/07	250,325
674,148	Series 981C, 6.541% due 9/15/08	617,059

		867,384

Utilities - 1.3%
	The AES Corp., Sr. Notes:
525,000	9.375% due 9/15/10	614,250
950,000	7.750% due 3/1/14	1,055,687
1,000,000	Allegheny Energy Supply Statutory Trust 2001, Sr. Secured Notes, 10.250% due 11/15/07 (d)	1,128,750
2,450,000	Calpine Corp., Sr. Secured Notes, 8.500% due 7/15/10 (d)	2,027,375
	Edison Mission Energy, Sr. Notes:
1,525,000	10.000% due 8/15/08	1,761,375
175,000	9.875% due 4/15/11	210,000
1,193,000	NRG Energy, Inc., Sr. Secured Notes, 8.000% due 12/15/13 (d)	1,324,230

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT		SECURITY (a)	VALUE
Utilities - 1.3% (continued)
		Reliant Energy, Inc., Sr. Secured Notes:
$25,000		9.250% due 7/15/10	$27,781
1,425,000		9.500% due 7/15/13	1,610,250

			9,759,698

		TOTAL CORPORATE BONDS & NOTES (Cost - $219,317,065)	227,737,113

FACE AMOUNT†
SOVEREIGN BONDS - 28.5%
Argentina - 1.2%
		Republic of Argentina (e)(f):
75,000	EUR	9.000% due 5/24/05 (d)	32,326
60,000	DEM	7.875% due 7/29/05	13,019
80,000	DEM	11.250% due 4/10/06	17,630
100,000	EUR	10.250% due 1/26/07	43,433
215,000	EUR	8.000% due 2/26/08	92,204
275,000	DEM	9.000% due 11/19/08	57,806
130,000	EUR	8.250% due 7/6/10	54,739
115,000	DEM	10.250% due 2/6/49	25,343
2,490,000	DEM	7.000% due 3/18/49	536,069
125,000	EUR	9.000% due 6/20/49	52,219
60,000	EUR	8.500% due 7/1/49	25,065
60,000	DEM	9.000% due 9/19/49	12,714
75,000	EUR	9.250% due 10/21/49	30,585
130,000	DEM	10.500% due 11/14/49	27,238
8,700,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (g)	5,111,250
		Medium-Term Notes:
620,000,000	ITL	4.649% due 7/8/05 (g)	129,520
190,000	EUR	10.000% due 2/22/07	82,523
305,000,000	ITL	7.625% due 8/11/07	64,969
315,000,000	ITL	8.000% due 10/30/09	66,343
115,000	EUR	8.500% due 7/30/10	48,423
150,000	EUR	8.750% due 2/4/49	62,663
95,000,000	ITL	7.000% due 3/18/49	20,008
75,000	EUR	7.125% due 6/10/49	31,580
60,000	EUR	9.250% due 7/20/49	25,463
60,000	EUR	8.125% due 10/4/49	24,866
3,600,000		Par Bond, Series L-GP, 6.000% due 3/31/23	2,106,000

			8,793,998

Brazil - 6.7%
		Federative Republic of Brazil:
3,805,000		12.250% due 3/6/30	4,965,525
3,305,000		11.000% due 8/17/40	3,828,842
7,013,448		C Bonds, 8.000% due 4/15/14	7,144,950

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT†	SECURITY (a)	VALUE
Brazil - 6.7% (continued)
	DCB, Series L:
28,301,697	Bearer, 3.125% due 4/15/12 (g)	$27,381,892
220,589	Registered, 3.125% due 4/15/12 (g)	213,420
7,788,461	FLIRB, Series L, 3.063% due 4/15/09 (g)	7,661,899

		51,196,528

Bulgaria - 0.2%
1,446,429	Republic of Bulgaria, FLIRB, Series A, 3.750% due 7/28/12 (g)	1,453,661

Chile - 0.5%
3,325,000	Republic of Chile, 5.500% due 1/15/13	3,463,276

Colombia - 1.5%
	Republic of Colombia:
950,000	11.750% due 2/25/20	1,201,750
1,150,000	8.125% due 5/21/24	1,104,000
8,170,000	10.375% due 1/28/33	9,303,587

		11,609,337

Ecuador - 0.7%
	Republic of Ecuador:
4,155,000	12.000% due 11/15/12 (d)	4,228,751
1,375,000	8.000% due 8/15/30 (d)(g)	1,287,344

		5,516,095

EL Salvador - 0.2%
1,700,000	Republic of El Salvador, 7.750% due 1/24/23 (d)	1,874,250

Mexico - 4.5%
	United Mexican States:
4,325,000	11.375% due 9/15/16	6,368,563
	Medium-Term Notes, Series A:
13,465,000	6.375% due 1/16/13	14,272,900
294,000	5.875% due 1/15/14	300,762
3,275,000	6.625% due 3/3/15	3,511,619
9,160,000	7.500% due 4/8/33	10,204,240

		34,658,084

Panama - 1.0%
	Republic of Panama:
900,000	7.250% due 3/15/15	927,000
1,850,000	9.375% due 4/1/29	2,238,500
4,915,205	IRB, 3.750% due 7/17/14 (g)	4,866,053

		8,031,553

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT†	SECURITY (a)	VALUE
Peru - 1.2%
	Republic of Peru:
695,000	9.125% due 2/21/12	$807,938
9,275,000	FLIRB, 4.500% due 3/7/17 (g)	8,718,500

		9,526,438

The Philippines - 1.1%
	Republic of the Philippines:
1,475,000	9.000% due 2/15/13	1,556,125
3,500,000	9.375% due 1/18/17	3,768,975
2,950,000	10.625% due 3/16/25	3,300,313

		8,625,413

Russia - 5.5%
3,100,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	3,855,625
	Russian Federation:
9,075,000	12.750% due 6/24/28 (d)	15,518,250
21,310,000	5.000% due 3/31/30 (d)(g)	22,408,797

		41,782,672

South Africa - 0.5%
	Republic of South Africa:
1,350,000	9.125% due 5/19/09	1,576,125
2,325,000	6.500% due 6/2/14	2,551,688

		4,127,813

Turkey - 1.6%
	Republic of Turkey:
475,000	11.750% due 6/15/10	600,875
4,725,000	11.500% due 1/23/12	6,118,875
1,100,000	11.000% due 1/14/13	1,413,500
1,670,000	11.875% due 1/15/30	2,421,500
1,225,000	Collective Action Securities, 9.500% due 1/15/14	1,476,125

		12,030,875

Ukraine - 0.5%
	Republic of Ukraine:
2,100,060	11.000% due 3/15/07 (d)	2,247,064
1,300,000	7.650% due 6/11/13 (d)	1,433,250

		3,680,314

Uruguay - 0.3%
2,075,000	Republic of Uruguay, Benchmark Bond, 7.500% due 3/15/15	2,065,663

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT†	SECURITY (a)	VALUE
Venezuela - 1.3%
	Bolivarian Republic of Venezuela:
3,245,000	5.375% due 8/7/10	3,005,681
2,275,000	8.500% due 10/8/14	2,337,563
300,000	9.250% due 9/15/27	309,600
Venezuela - 1.3% (continued)
	Collective Action Serurities:
3,250,000	10.750% due 9/19/13	$3,761,875
350,000	9.375% due 1/13/34	362,250

		9,776,969

	TOTAL SOVEREIGN BONDS (Cost - $204,334,068)	218,212,939

FACE AMOUNT
LOAN PARTICIPATION (g)(h) - 0.1%
$634,142	Kingdom of Morocco, Tranche A, 3.803% due 1/2/09 (UBS Financial Services Inc.) (Cost - $623,536)	626,215

ASSET-BACKED SECURITIES - 2.1%
844,859	AQ Finance Net Interest Margin Trust, Series 2004-RN5, Class A, 5.193% due 6/25/34 (d)	842,254
	Bear Stearns Asset-Backed Securities, Net Interest Margin Trust:
	Series 2004-HE5N:
1,006,053	Class A1, 5.000% due 7/25/34 (d)	1,003,597
158,000	Class A2, 5.000% due 7/25/34 (d)	156,581
600,232	Series 2004-HE6N, Class A1, 5.250% due 8/25/34 (d)	598,312
1,230,153	Countrywide Asset-Backed Certificates, Series 2004-5N, Class N1, 5.500% due 10/25/35 (d)	1,228,076
829,874	Finance America Net Interest Margin Trust, Series 2004-1, Class A, 5.250% due 6/27/34 (d)	826,470
743,986	First Consumers Master Trust, Series 2001-A, Class A, 2.900% due 9/15/08 (g)	738,871
460,876	Long Beach Asset Holdings Corp., Series 2004-6, Class N2, 7.500% due 11/25/34 (d)	444,169
1,065,581	Novastar Net Interest Margin Trust, Series 2004-N2, 4.458% due 6/26/34 (d)	1,060,604
	Sail Net Interest Margin Notes,
	Class A:
195,773	Series 2003-6A, 7.000% due 7/27/33 (d)	196,588
248,504	Series 2003-7A, 7.000% due 7/27/33 (d)	249,770
1,296,758	Series 2004-8A, 5.000% due 9/27/34 (d)	1,291,554
2,158,101	Series 2004-AA, 4.500% due 10/27/34 (d)	2,156,913
350,000	Series 2005-1A, 4.250% due 2/27/35 (d)	348,767
	Class B,
1,376,973	Series 2004-AA, 7.500% due 10/27/34 (d)	1,344,270
468,219	Series 2004-BN2A, 7.000% due 12/27/34 (d)	443,893
675,000	Series 2005-1A, 7.500% due 2/27/35 (d)	657,743
794,575	Sharps SP I LLC Net Interest Margin Trust, 2004-HS1N, 5.920% due 2/25/34 (d)	776,167
1,500,000	Structured Asset Investment Loan Trust, Series 2003-BC10, Class M2, 4.500% due 10/25/33 (g)	1,522,677

	TOTAL ASSET BACKED SECURITIES (Cost - $15,924,595)	15,887,276

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	February 28, 2005

FACE AMOUNT	SECURITY (a)	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
	Fannie Mae Strip:
$13,375,838	Series 329, Class 2, 5.500% due 1/1/33 - Interest Only	$2,953,374
16,370,512	Series 338, Class 2, 5.500% due 6/1/33 - Interest Only	3,660,443

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $7,279,979)	6,613,817

OTHER SECURITIES - 1.0%
7,140,695	Targeted Return Index Securities, Sr. Secured Notes, Series HY-2004-1, 8.156% due 8/1/15 (d) (Cost - $7,781,922)	7,698,769

SHARES
PREFERRED STOCK - 0.2%
1,394	Alamosa Holdings, Inc., 7.500%, Cumulative Convertible, Series B (Cost - $431,471)	1,333,361

WARRANTS
WARRANTS (f) -0.0%
450	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14.
	Each warrant exercisable for 109.820 shares of common stock.) (d) (Cost - $19,992)	42,862

FACE AMOUNT
REPURCHASE AGREEMENTS - 10.8%
32,831,000	Deutsche Bank Securities Inc. dated 2/28/05, 2.620% due 3/1/05; Proceeds at maturity - $32,833,389; (Fully collateralized by various U.S. Treasury obligations, 0.000% to 3.000% due 7/15/12 to 8/15/19; Market value - $33,708,860)	32,831,000
25,000,000	Merrill Lynch Government Securities Inc. dated 2/28/05, 2.600% due 3/1/05; Proceeds at maturity - $25,001,806; (Fully collateralized by various U.S. government agency obligations, 1.500% to 6.000% due 6/15/05 to 1/21/25; Market value - $25,500,125)	25,000,000
25,000,000	UBS Securities LLC dated 2/28/05, 2.630% due 3/1/05; Proceeds at maturity - $25,001,826; (Fully collateralized by various U.S. government agency obligations, 2.000% to 5.000% due 1/15/06 to 10/15/14; Market value - $25,500,103)	25,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $82,831,000)	82,831,000

	TOTAL INVESTMENTS - 100.0% (Cost - $740,092,849*)	$765,513,102

See Notes to Schedule of Investments.

†	Face amount denominated in U.S. dollars unless otherwise indicated.

(a)	All securities are segregated as collateral pursuant to revolving credit facility or “to-be-anounced” securities.

(b)	Security acquired under mortgage dollar roll agreement (See Note 2).

(c)	Security is traded on a “to-be-announced” basis (See Note 2). Security is traded on a “to-be-announced” basis (See Note 2).

(d)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is currently in default.

(f)	Non- income producing security.

(g)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(h)	Participation interests were acquired through the financial institutions indicated parenthetically.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

C BOND	- Capitalization Bond.
DCB	- Debt Conversion Bond.
DEM	- German Mark.
EUR	- Euro.
FLIRB	- Front-Loaded Interest Reduction Bond.
IRB	- Interest Reduction Bond.
ITL	- Italian Lira.
NMB	- New Money Bond.
PDI	- Past Due Interest.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Salomon Brothers Global High Income Fund Inc. (“Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

Notes to Schedule of Investments (unaudited) (continued)

(d) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiations between one or more financial institutions (“Lender”). The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(g) Foreign Currency Translation. Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

(h) Credit and Market Risk. The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Notes to Schedule of Investments (unaudited) (continued)

(i) Investment Transactions. Investment transactions are recorded on a trade date basis.

2. Investments

At February 28, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$29,865,117
Gross unrealized depreciation	(4,444,864)

Net unrealized appreciation	$25,420,253

At February 28, 2005, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to sell:
U.S. Treasury 5-Year Note	534	3/05	$58,661,109	$57,738,750	$922,359
U.S. Treasury 10-Year Note	998	3/05	111,375,343	110,653,250	722,093

					$1,644,452

At February 28, 2005, the Fund held TBA securities with a total cost of $201,549,221.

At February 28, 2005, the average monthly balance of mortgage dollar rolls outstanding was $219,112,273. For the period ended February 28, 2005, the Fund had outstanding mortgage dollar rolls with a total cost of $201,549,221. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at February 28, 2005 included Barclays Capital Inc. ($77,186,233).

At February 28, 2005, the Fund held one loan participation with a total cost of $623,536 and a total market value of $626,215.

3. Loan

At February 28, 2005, the Fund had outstanding a $100,000,000 loan pursuant to a revolving credit and security agreement with Three Pillars Funding Corp. and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 27, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: April 27, 2005